Liability related to future royalties and sales milestones, net (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Units of Accounting from Blackstone Agreement
During 2021, the Company allocated the initial total gross proceeds arising from the Blackstone Collaboration Agreement and the Blackstone Securities Purchase Agreement along with the issuance of the Blackstone Warrant among the three units of accounting on a relative fair value basis at the time of the transaction as follows:

Units of Accounting	Gross proceeds (in millions)	Initial fair value (in millions)	Allocated consideration based on relative fair value (in millions)	Net allocated consideration based on relative fair value after transaction costs* (in millions)
Liability related to future royalties and sales milestones, net (Blackstone Collaboration Agreement)	$50.0	$49.6	$46.4	$45.9
ADSs, representing ordinary shares	100.0	100.0	93.6	91.6
Warrants	—	10.7	10.0	9.9
Total	$150.0	$160.3	$150.0	$147.4
* In addition, the total shared transaction costs of $1.7 million, relating to the Blackstone Agreement have been allocated to the three units of accounting on a relative fair value basis.

Liability Related Debt Arising Financial Agreement
Changes to the Blackstone Collaboration Agreement liability related to future royalties and sales milestones are as follows:

Amount in thousands
Balance at December 31, 2020	$—
Liability related to future royalties and sales milestones, net of issuance costs	45,923
Non-cash interest expense on liability related to future royalties and sales milestones	1,093
Balance at December 31, 2021	47,016
Proceeds from Blackstone Development Payments received	70,000
Non-cash interest expense on liability related to future royalties and sales milestones	8,005
Cumulative catch-up adjustment	879
Balance at December 31, 2022	$125,900